Commitments, Significant Contracts and Contingencies (Details) - CAD ($)		3 Months Ended	12 Months Ended
		Nov. 30, 2020	Aug. 31, 2020
C.A.B Financial Services
Commitments Significant Contracts And Contingencies [Line Items]
Monthly Commitment		$ 29,706	$ 29,706
Expiry Date		January 1, 2022	January 1, 2022
Docherty Management Ltd.
Commitments Significant Contracts And Contingencies [Line Items]
Monthly Commitment		$ 25,609	$ 25,609
Expiry Date		January 1, 2022	January 1, 2022
M&E Services Ltd.
Commitments Significant Contracts And Contingencies [Line Items]
Monthly Commitment		$ 13,997	$ 13,997
Expiry Date		June 1, 2021	June 1, 2021
Corporate development
Commitments Significant Contracts And Contingencies [Line Items]
Monthly Commitment		$ 1,500	$ 1,500
Expiry Date		Month to Month	Month to Month
Office management
Commitments Significant Contracts And Contingencies [Line Items]
Monthly Commitment		$ 10,800	$ 10,800
Expiry Date		August 15, 2022	August 15, 2022
Research & development
Commitments Significant Contracts And Contingencies [Line Items]
Monthly Commitment		$ 3,854	$ 3,854
Expiry Date		Month to Month	Month to Month
Office operating lease
Commitments Significant Contracts And Contingencies [Line Items]
Monthly Commitment	[1]	$ 4,823	$ 4,823
Expiry Date	[1]	November 15, 2023	November 15, 2023

[1]	Corporate office and R&D lab space leased in Kelowna, British Columbia, Canada until November 15, 2023 with an option to extend an additional five years. In addition to minimum lease payments, the lease requires us to pay property taxes and operating costs which are subject to annual adjustments.